SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Sep. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Insurance	$ 525,510	$ 838,445
Prepaid other	160,032	142,124
Deposits	286,927	361,646
Prepaid expenses and deposits	$ 972,469	$ 1,342,215